PROVISIONS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in other provisions [abstract]
Balance, beginning of the year	$ 567	$ 442
Acquisitions through business combinations	0	23
Disposals	(12)	0
Accretion	9	13
Changes in estimates	(60)	80
Foreign exchange	(7)	9
Balance, end of the year	$ 497	$ 567